FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule of significant inputs to the Monte Carlo Simulation for the fair value	Assumptions used in the valuation at the Closing Date were as follows:

Assumptions
Fair Value of Class A Common Stock	$10.13
Selected Volatility	60%
Risk-free interest rate	3.14%
Contractual terms (years)	4.0

The grant-date fair values of the earn-outs granted to employees and non-employees were estimated using the following range of weighted average assumptions:

Assumptions
Fair Value of Class A Common Stock	7.81-10.13
Selected Volatility	60%-61%
Risk-free interest rate	3.14%-4.17%
Contractual terms (years)	3.8-4.0

The following table provides quantitative information regarding assumptions used in the Black-Scholes option-pricing model to determine the fair value of the Private Placement Warrants as of July 18, 2022 and September 30, 2022:

	July 18, 2022	September 30, 2022
Stock price	10.13	7.81
Term (in years)	5.0	4.8
Expected volatility	60%	40.0%
Risk-free rate	3.1%	4.1%
Dividend yield	—%	—%

Schedule of changes in the fair value of warrant liabilities

The following tables summarizes the fair value adjustments for earn-out consideration and private warrant liability measured using significant unobservable inputs (level 3):

Earn-out consideration

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2022	2021	2022	2021
Balance, beginning of period	$2	$526	$597	$332
Change in the estimated fair value of LBF earn-out consideration	19	(17)	(576)	177
Balance, end of the period	$21	$509	$21	$509

Private warrant liability

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2022	2021	2022	2021
Warrants recognized upon closing of reverse recapitalization	1,721	—	1,721	—
Transfer of Private Warrants to Public Warrants	(536)	—	(536)	—
Change in the estimated fair value of warrants	(683)	—	(683)	—
Balance, end of the period	$502	$—	$502	$—

The following table summarizes the fair value adjustments for earn-out consideration measured using significant unobservable inputs (level 3) (in thousand):

	For the Year Ended December 31,
	2021	2020
Balance, beginning of year	$332	$398
Change in the estimated fair value of earn-out consideration	265	(66)
Balance, end of year	$597	$332

ITHAX ACQUISITION CORP.
Schedule of Company's assets that are measured at fair value on a recurring basis

		December 31,
Description	Level	2021
Assets:
Marketable securities held in Trust Account	1	$241,600,623

Liabilities:
Warrant Liability – Public Warrants	1	$6,520,500
Warrant Liability – Private Placement Warrants	3	$182,250

Schedule of significant inputs to the Monte Carlo Simulation for the fair value

	February 1, 2021
	(Initial Measurement)		December 31, 2021
	Public	Private	Private
Input	Warrants	Warrants	Warrants
Ordinary Share Price	$9.55	9.55	$9.82
Exercise Price	$11.50	11.50	$11.50
Expected Life (in years)	5	5	5.26
Risk Free Interest Rate	0.49%	0.49%	1.3%
Volatility	19.00%	19.00%	9.9%
Dividend Yield	0.00%	0.00%	0.00%
Redemption Trigger (20 of 30 trading days)	$18.00	N/A	N/A

Schedule of changes in the fair value of warrant liabilities

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on February 1, 2021	313,875	11,109,000	11,422,875
Change in fair value	(131,625)	(2,898,000)	(3,029,625)
Transfers to Level 1	—	(8,211,000)	(8,211,000)
Fair value as of December 31, 2021	$182,250	$—	$182,250